VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000's)		Value
CORPORATE BONDS: 50.5%
Basic Materials: 7.8%
Anshan Iron And Steel Group Co. Ltd. 4.28%, 07/30/23 (o) (s)	CNY	15,000	$2,393,199
ChemChina Petrochemical Co. Ltd. 4.00%, 11/06/24	CNY	20,000	3,167,649
China Chengtong Holdings Group Ltd.
3.55%, 01/20/23	CNY	2,000	316,278
3.75%, 04/09/26	CNY	10,000	1,591,977
China National Building Material Co. Ltd. 4.89%, 07/17/24	CNY	3,000	475,334
Hesteel Co. Ltd. 4.08%, 11/26/24	CNY	10,000	1,593,334
Taiyuan Iron & Steel Group Co. Ltd. 3.88%, 08/13/24	CNY	10,000	1,604,071
			11,141,842
Consumer Cyclicals: 0.6%
Beijing Tourism Group Co. Ltd. 3.95%, 08/02/26	CNY	4,900	782,246
Energy: 4.8%
China Oilfield Services Ltd. 2.90%, 10/24/23	CNY	10,000	1,573,098
PetroChina Co. Ltd. 3.50%, 01/19/26	CNY	3,490	560,145
Sichuan Development Holding Co. Ltd.
4.30%, 03/26/24	CNY	5,000	808,833
4.55%, 08/06/25	CNY	5,000	805,467
Yankuang Energy Group Co. Ltd. 3.43%, 03/12/25	CNY	20,000	3,169,329
			6,916,872
Financials: 22.1%
Beijing Automotive Group Co. Ltd. 4.48%, 10/19/23	CNY	19,600	3,073,950
Beijing Haidian State-Owned Assets Operation & Management Center
3.70%, 10/24/24	CNY	15,000	2,364,021
4.14%, 12/17/23	CNY	9,000	1,429,638
Beijing State-owned Capital Operation and Management Center 3.85%, 01/14/24	CNY	25,000	4,005,867
China Development Bank
3.87%, 08/01/23	CNY	40,645	6,531,237
4.59%, 08/01/38	CNY	20,301	3,706,499
China Fortune Land Development Co. Ltd.
5.50%, 10/22/22	CNY	1,000	39,005
7.00%, 03/03/21 (d) *	CNY	1,000	39,389
China Merchants Securities Co. Ltd. 5.08%, 05/26/25	CNY	2,488	417,296
	Par (000’s)		Value
Financials (continued)
Chongqing Longhu Development Co. Ltd.
3.45%, 08/02/23	CNY	5,000	$787,619
3.75%, 03/21/23	CNY	1,600	252,775
4.44%, 01/25/24	CNY	8,000	1,283,268
Cinda Investment Co. Ltd. 4.30%, 12/22/23	CNY	3,000	477,091
CITIC Securities Co. Ltd. 3.78%, 09/10/24	CNY	3,000	482,777
Guangdong Hengjian Investment Holding Co. Ltd. 3.84%, 08/07/24	CNY	5,000	803,356
Guangzhou City Construction & Development Co. Ltd. 3.60%, 09/27/24	CNY	5,000	788,924
Guotai Junan Securities Co. Ltd. 3.31%, 05/21/24	CNY	200	31,802
Nanchang Municipal Public Investment Holding Group Co. Ltd. 3.23%, 08/22/23	CNY	1,500	236,783
Shanxi Coking Coal Group Co. Ltd. 4.17%, 10/21/22 (o)	CNY	10,000	1,582,285
Shenwan Hongyuan Group Co. Ltd. 4.80%, 07/17/23	CNY	15,000	2,424,075
State Development & Investment Corp. Ltd. 3.79%, 06/03/23	CNY	5,000	796,870
Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/23	CNY	800	128,845
			31,683,372
Government Activity: 0.1%
China Government Bond 2.90%, 05/05/26	CNY	846	135,091
Industrials: 7.2%
China Everbright Ltd. 3.80%, 11/23/23	CNY	2,000	319,591
China Railway Group Ltd. 3.99%, 07/16/24	CNY	5,000	806,910
China State Railway Group Co. Ltd.
3.45%, 07/25/24	CNY	15,000	2,402,062
4.46%, 06/07/23	CNY	3,008	484,181
Guangzhou Metro Group Co. Ltd.
4.84%, 08/09/27	CNY	1,500	237,977
6.05%, 06/03/24 #	CNY	1,350	220,275
Hubei Provincial Communications Investment Group Co. Ltd. 6.68%, 03/27/24	CNY	3,500	593,317
Jiangxi Ganyue Expressway Co. Ltd.
5.15%, 04/19/23	CNY	1,135	183,503
6.09%, 08/11/24	CNY	2,100	355,555

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VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)		Value
Industrials (continued)
Nanjing State Owned Assets Investment & Management Holding Group Co. Ltd. 5.60%, 03/06/23 #	CNY	506	$80,802
Power Construction Corp. of China Ltd. 3.90%, 11/29/22 (o) (s)	CNY	5,000	791,652
Seazen Holdings Co. Ltd. 5.90%, 03/20/24	CNY	1,000	154,889
Shanghai Pudong Development Group Co. Ltd. 3.52%, 04/21/26	CNY	10,000	1,619,251
Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	CNY	540	85,057
Xiamen C&D Corp. Ltd. 4.14%, 12/17/22 (o) (s)	CNY	13,000	2,055,707
			10,390,729
Real Estate: 2.8%
China Vanke Co. Ltd. 3.55%, 09/26/24	CNY	10,000	1,576,803
COFCO Commercial Property Investment Co. Ltd. 3.94%, 01/25/25	CNY	10,000	1,577,331
Hefei Xingtai Finance Holding Group Co. Ltd. 4.10%, 06/14/22	CNY	5,000	787,184
			3,941,318
Technology: 0.2%
Beijing State-owned Assets Management Co. Ltd. 5.90%, 06/25/24	CNY	2,052	345,089
Utilities: 4.9%
China Datang Corp. 3.81%, 09/25/22 (o) (s)	CNY	10,000	1,578,883
China Huaneng Group Co. Ltd. 3.55%, 03/09/25 (o) (s)	CNY	15,000	2,390,152
China Southern Power Grid Co. Ltd. 5.90%, 03/19/24	CNY	900	150,732
China Yangtze Power Co. Ltd. 3.35%, 10/17/26	CNY	1,500	237,759
Huaneng Power International, Inc. 5.17%, 09/25/22 (o) (s)	CNY	6,000	955,607
Shenzhen Energy Group Co. Ltd. 3.60%, 11/20/22	CNY	2,000	316,162
State Power Investment Corp. Ltd.
3.57%, 07/06/23 (o) (s)	CNY	2,000	317,140
4.20%, 11/20/23	CNY	4,995	804,718
Yalong River Hydropower Development Co. Ltd. 2.93%, 04/08/23	CNY	2,000	315,016
			7,066,169
Total Corporate Bonds (Cost: $70,077,938)			72,402,728
	Par (000's)		Value
GOVERNMENT OBLIGATIONS: 43.8%
Agricultural Development Bank of China
2.96%, 04/17/30	CNY	6,100	$952,704
3.28%, 05/13/22	CNY	7,409	1,165,392
3.52%, 05/24/31	CNY	10,000	1,628,440
3.74%, 07/12/29	CNY	11,890	1,962,102
3.79%, 10/26/30	CNY	7,170	1,190,320
3.95%, 02/26/36	CNY	8,800	1,481,055
4.39%, 09/08/27	CNY	3,730	633,915
4.65%, 05/11/28	CNY	5,560	961,440
Beijing Capital Eco-Environment Protection Group Co. Ltd. 4.24%, 11/27/23	CNY	10,000	1,606,807
Beijing Public Housing Center Co. Ltd. 3.19%, 04/16/40	CNY	15,000	2,372,299
China Development Bank
2.90%, 12/06/22	CNY	7,080	1,119,181
3.39%, 02/03/27	CNY	20,904	3,408,446
3.41%, 06/07/31	CNY	5,390	872,634
3.48%, 01/08/29	CNY	7,620	1,237,555
3.66%, 03/01/31	CNY	5,360	882,002
3.70%, 10/20/30	CNY	7,200	1,186,229
China Government Bond
2.68%, 05/21/30	CNY	6,320	981,461
2.77%, 06/24/30	CNY	5,690	887,984
2.85%, 06/04/27	CNY	9,140	1,456,597
2.86%, 07/16/30	CNY	9,520	1,496,371
3.27%, 11/19/30	CNY	6,140	1,000,103
3.27%, 08/22/46	CNY	500	5,261,698
3.28%, 12/03/27	CNY	6,150	1,002,463
3.40%, 04/17/23	CNY	71,831	11,445,664
3.52%, 04/25/46	CNY	4,000	647,088
3.74%, 09/22/35	CNY	3,900	668,539
Export-Import Bank of China
3.23%, 03/23/30	CNY	10,840	1,729,214
3.74%, 11/16/30	CNY	2,380	393,345
3.86%, 05/20/29	CNY	10,920	1,813,887
3.88%, 01/12/36	CNY	9,000	1,508,962
4.89%, 03/26/28	CNY	3,010	526,053
Guangzhou Asset Management Co. Ltd. 3.79%, 01/22/24	CNY	15,000	2,390,246
Nanjing Yangzi State-owned Investment Group Co. Ltd. 3.63%, 10/21/24	CNY	12,000	1,894,932
Qingdao Conson Development Group Co. Ltd. 3.55%, 01/09/25	CNY	5,000	790,096
Shandong Hi-Speed Group Co. Ltd. 4.00%, 10/21/24	CNY	17,000	2,750,657
Shandong Luxin Investment Holdings Group Co. Ltd.

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		Par (000’s)	Value
3.85%, 01/07/26	CNY	10,000	$1,596,297
Total Government Obligations
	Par (000’s)	Value
(Cost: $61,248,281)		$62,902,178
Total Investments: 94.3% (Cost: $131,326,219)		135,304,906
Other assets less liabilities: 5.7%		8,181,105
NET ASSETS: 100.0%		$143,486,011

Definitions:
CNY	Chinese Yuan
Footnotes:
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(d)	Security in default
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $386,134 which represents 0.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	8.2%	$11,141,842
Consumer Cyclicals	0.6	782,246
Energy	5.1	6,916,872
Financials	43.4	58,726,494
Government Activity	18.5	24,983,059
Industrials	12.9	17,433,222
Real Estate	4.7	6,313,616
Technology	0.2	345,089
Utilities	6.4	8,662,466
	100.0%	$135,304,906
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